Fair Value Measurements - Assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets:
Bonds available for sale	$ 156,793,000,000	$ 198,568,000,000
Other bond securities	3,769,000,000	2,082,000,000
Equity securities	170,000,000	242,000,000
Derivative assets	3,252,000,000	7,267,000,000
Counterparty netting	(2,547,000,000)	(5,785,000,000)
Cash Collateral	(406,000,000)	(798,000,000)
Total derivative assets	299,000,000	684,000,000
Short-term investments	4,400,000,000	5,471,000,000
Separate account assets	84,853,000,000	109,111,000,000
Liabilities:
Policyholder contract deposits	158,966,000,000	156,846,000,000
Derivative liabilities	3,335,000,000	6,013,000,000
Counterparty netting	(2,547,000,000)	(5,785,000,000)
Cash Collateral	(691,000,000)	(37,000,000)
Total derivative liabilities	97,000,000	191,000,000
Related Parties
Assets:
Derivative assets	3,177,000,000	7,182,000,000
Total derivative assets	12,000,000	256,000,000
Liabilities:
Derivative liabilities	3,154,000,000	5,778,000,000
Total derivative liabilities	0	2,000,000
Fair Value Measured at Net Asset Value Per Share
Liabilities:
Private equity funds/hedge funds	6,000,000,000	5,200,000,000
U.S. government and government sponsored entities
Assets:
Bonds available for sale	1,198,000,000	1,712,000,000
Obligations of states, municipalities and political subdivisions
Assets:
Bonds available for sale	5,926,000,000	8,676,000,000
Obligations of states, municipalities and political subdivisions | Level 3
Assets:
Bonds available for sale	780,000,000	1,364,000,000
Non-U.S. governments
Assets:
Bonds available for sale	4,392,000,000	6,397,000,000
Corporate debt
Assets:
Bonds available for sale	104,692,000,000	140,063,000,000
Corporate debt | Level 3
Assets:
Bonds available for sale	1,988,000,000	1,789,000,000
RMBS
Assets:
Bonds available for sale	11,944,000,000	14,958,000,000
RMBS | Related Parties
Assets:
Bonds available for sale	39,000,000	47,000,000
RMBS | Level 3
Assets:
Bonds available for sale	3,725,000,000	7,141,000,000
CMBS
Assets:
Bonds available for sale	10,068,000,000	11,300,000,000
CMBS | Level 3
Assets:
Bonds available for sale	663,000,000	887,000,000
CLO
Assets:
Bonds available for sale	8,186,000,000	7,402,000,000
CLO | Related Parties
Assets:
Bonds available for sale		862,000,000
ABS
Assets:
Bonds available for sale	10,387,000,000	8,060,000,000
Recurring Basis
Assets:
Bonds available for sale	156,793,000,000	198,568,000,000
Other bond securities	3,769,000,000	2,082,000,000
Equity securities	170,000,000	242,000,000
Other invested assets	1,832,000,000	1,892,000,000
Counterparty netting	(2,547,000,000)	(5,785,000,000)
Cash Collateral	(406,000,000)	(798,000,000)
Counterparty netting and cash collateral	(2,953,000,000)	(6,583,000,000)
Total derivative assets	299,000,000	684,000,000
Short-term investments	1,357,000,000	1,455,000,000
Separate account assets	84,853,000,000	109,111,000,000
Total	249,073,000,000	314,034,000,000
Liabilities:
Policyholder contract deposits	7,216,000,000	9,824,000,000
Counterparty netting	(2,547,000,000)	(5,785,000,000)
Cash Collateral	(691,000,000)	(37,000,000)
Counterparty netting and cash collateral	(3,238,000,000)	(5,822,000,000)
Total derivative liabilities	97,000,000	191,000,000
Fortitude Re funds withheld payable	1,262,000,000	7,974,000,000
Debt of consolidated investment entities	6,000,000	5,000,000
Total	8,581,000,000	17,994,000,000
Recurring Basis | Debt of consolidated investment entities
Liabilities:
Debt of consolidated investment entities	6,000,000
Recurring Basis | Level 1
Assets:
Bonds available for sale	0	7,000,000
Other bond securities	0	0
Equity securities	141,000,000	238,000,000
Other invested assets	0	0
Derivative assets	12,000,000	7,000,000
Short-term investments	1,000,000	1,000,000
Separate account assets	81,655,000,000	105,221,000,000
Total	81,809,000,000	105,474,000,000
Liabilities:
Policyholder contract deposits	0	0
Derivative liabilities	2,000,000	2,000,000
Fortitude Re funds withheld payable	0	0
Debt of consolidated investment entities		0
Total	2,000,000	2,000,000
Recurring Basis | Level 1 | Debt of consolidated investment entities
Liabilities:
Debt of consolidated investment entities	0
Recurring Basis | Level 2
Assets:
Bonds available for sale	136,367,000,000	176,154,000,000
Other bond securities	2,465,000,000	1,455,000,000
Equity securities	3,000,000	2,000,000
Other invested assets	0	0
Derivative assets	2,641,000,000	6,768,000,000
Short-term investments	1,356,000,000	1,454,000,000
Separate account assets	3,198,000,000	3,890,000,000
Total	146,030,000,000	189,723,000,000
Liabilities:
Policyholder contract deposits	97,000,000	130,000,000
Derivative liabilities	3,318,000,000	5,989,000,000
Fortitude Re funds withheld payable	0	0
Debt of consolidated investment entities		0
Total	3,415,000,000	6,119,000,000
Recurring Basis | Level 2 | Debt of consolidated investment entities
Liabilities:
Debt of consolidated investment entities	0
Recurring Basis | Level 3
Assets:
Bonds available for sale	20,426,000,000	22,407,000,000
Other bond securities	1,304,000,000	627,000,000
Equity securities	26,000,000	2,000,000
Other invested assets	1,832,000,000	1,892,000,000
Derivative assets	599,000,000	492,000,000
Short-term investments	0	0
Separate account assets	0	0
Total	24,187,000,000	25,420,000,000
Liabilities:
Policyholder contract deposits	7,119,000,000	9,694,000,000
Derivative liabilities	15,000,000	22,000,000
Fortitude Re funds withheld payable	1,262,000,000	7,974,000,000
Debt of consolidated investment entities		5,000,000
Total	8,402,000,000	17,695,000,000
Recurring Basis | Level 3 | Debt of consolidated investment entities
Liabilities:
Debt of consolidated investment entities	6,000,000
Recurring Basis | Interest rate contracts
Assets:
Derivative assets	1,573,000,000	1,911,000,000
Liabilities:
Derivative liabilities	2,676,000,000	1,576,000,000
Recurring Basis | Interest rate contracts | Level 1
Assets:
Derivative assets	1,000,000	0
Liabilities:
Derivative liabilities	0	1,000,000
Recurring Basis | Interest rate contracts | Level 2
Assets:
Derivative assets	1,269,000,000	1,911,000,000
Liabilities:
Derivative liabilities	2,676,000,000	1,575,000,000
Recurring Basis | Interest rate contracts | Level 3
Assets:
Derivative assets	303,000,000	0
Liabilities:
Derivative liabilities	0	0
Recurring Basis | Foreign exchange contracts
Assets:
Derivative assets	1,247,000,000	672,000,000
Liabilities:
Derivative liabilities	632,000,000	366,000,000
Recurring Basis | Foreign exchange contracts | Level 1
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Recurring Basis | Foreign exchange contracts | Level 2
Assets:
Derivative assets	1,247,000,000	672,000,000
Liabilities:
Derivative liabilities	632,000,000	366,000,000
Recurring Basis | Foreign exchange contracts | Level 3
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Recurring Basis | Equity contracts
Assets:
Derivative assets	417,000,000	4,670,000,000
Liabilities:
Derivative liabilities	27,000,000	4,071,000,000
Recurring Basis | Equity contracts | Level 1
Assets:
Derivative assets	11,000,000	7,000,000
Liabilities:
Derivative liabilities	2,000,000	1,000,000
Recurring Basis | Equity contracts | Level 2
Assets:
Derivative assets	124,000,000	4,184,000,000
Liabilities:
Derivative liabilities	10,000,000	4,048,000,000
Recurring Basis | Equity contracts | Level 3
Assets:
Derivative assets	282,000,000	479,000,000
Liabilities:
Derivative liabilities	15,000,000	22,000,000
Recurring Basis | Credit contracts
Assets:
Derivative assets	0	1,000,000
Liabilities:
Derivative liabilities	0	0
Recurring Basis | Credit contracts | Level 1
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Recurring Basis | Credit contracts | Level 2
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Recurring Basis | Credit contracts | Level 3
Assets:
Derivative assets	0	1,000,000
Liabilities:
Derivative liabilities	0	0
Recurring Basis | Other contracts
Assets:
Derivative assets	15,000,000	13,000,000
Liabilities:
Derivative liabilities	0	0
Recurring Basis | Other contracts | Level 1
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Recurring Basis | Other contracts | Level 2
Assets:
Derivative assets	1,000,000	1,000,000
Liabilities:
Derivative liabilities	0	0
Recurring Basis | Other contracts | Level 3
Assets:
Derivative assets	14,000,000	12,000,000
Liabilities:
Derivative liabilities	0	0
Recurring Basis | U.S. government and government sponsored entities
Assets:
Bonds available for sale	1,198,000,000	1,712,000,000
Recurring Basis | U.S. government and government sponsored entities | Level 1
Assets:
Bonds available for sale	0	0
Recurring Basis | U.S. government and government sponsored entities | Level 2
Assets:
Bonds available for sale	1,198,000,000	1,712,000,000
Recurring Basis | U.S. government and government sponsored entities | Level 3
Assets:
Bonds available for sale	0	0
Recurring Basis | Obligations of states, municipalities and political subdivisions
Assets:
Bonds available for sale	5,926,000,000	8,676,000,000
Other bond securities	37,000,000	50,000,000
Recurring Basis | Obligations of states, municipalities and political subdivisions | Level 1
Assets:
Bonds available for sale	0	0
Other bond securities	0	0
Recurring Basis | Obligations of states, municipalities and political subdivisions | Level 2
Assets:
Bonds available for sale	5,121,000,000	7,281,000,000
Other bond securities	37,000,000	50,000,000
Recurring Basis | Obligations of states, municipalities and political subdivisions | Level 3
Assets:
Bonds available for sale	805,000,000	1,395,000,000
Other bond securities	0	0
Recurring Basis | Non-U.S. governments
Assets:
Bonds available for sale	4,392,000,000	6,397,000,000
Other bond securities	22,000,000	17,000,000
Recurring Basis | Non-U.S. governments | Level 1
Assets:
Bonds available for sale	0	7,000,000
Other bond securities	0	0
Recurring Basis | Non-U.S. governments | Level 2
Assets:
Bonds available for sale	4,392,000,000	6,390,000,000
Other bond securities	22,000,000	17,000,000
Recurring Basis | Non-U.S. governments | Level 3
Assets:
Bonds available for sale	0	0
Other bond securities	0	0
Recurring Basis | Corporate debt
Assets:
Bonds available for sale	104,692,000,000	140,063,000,000
Other bond securities	2,222,000,000	1,000,000,000
Recurring Basis | Corporate debt | Level 1
Assets:
Bonds available for sale	0	0
Other bond securities	0	0
Recurring Basis | Corporate debt | Level 2
Assets:
Bonds available for sale	102,724,000,000	138,156,000,000
Other bond securities	1,805,000,000	866,000,000
Recurring Basis | Corporate debt | Level 3
Assets:
Bonds available for sale	1,968,000,000	1,907,000,000
Other bond securities	417,000,000	134,000,000
Recurring Basis | RMBS
Assets:
Bonds available for sale	11,944,000,000	14,958,000,000
Other bond securities	165,000,000	199,000,000
Recurring Basis | RMBS | Level 1
Assets:
Bonds available for sale	0	0
Other bond securities	0	0
Recurring Basis | RMBS | Level 2
Assets:
Bonds available for sale	6,274,000,000	7,363,000,000
Other bond securities	58,000,000	93,000,000
Recurring Basis | RMBS | Level 2 | Related Parties
Assets:
Bonds available for sale	37,000,000	38,000,000
Recurring Basis | RMBS | Level 2 | Related Parties | Maximum
Assets:
Other bond securities	1,000,000	1,000,000
Recurring Basis | RMBS | Level 3
Assets:
Bonds available for sale	5,670,000,000	7,595,000,000
Other bond securities	107,000,000	106,000,000
Recurring Basis | RMBS | Level 3 | Related Parties
Assets:
Bonds available for sale	2,000,000	9,000,000
Recurring Basis | CMBS
Assets:
Bonds available for sale	10,068,000,000	11,300,000,000
Other bond securities	232,000,000	234,000,000
Recurring Basis | CMBS | Level 1
Assets:
Bonds available for sale	0	0
Other bond securities	0	0
Recurring Basis | CMBS | Level 2
Assets:
Bonds available for sale	9,350,000,000	10,228,000,000
Other bond securities	204,000,000	201,000,000
Recurring Basis | CMBS | Level 3
Assets:
Bonds available for sale	718,000,000	1,072,000,000
Other bond securities	28,000,000	33,000,000
Recurring Basis | CLO
Assets:
Bonds available for sale	8,186,000,000	7,402,000,000
Other bond securities	279,000,000	283,000,000
Recurring Basis | CLO | Level 1
Assets:
Bonds available for sale	0	0
Other bond securities	0	0
Recurring Basis | CLO | Level 2
Assets:
Bonds available for sale	6,516,000,000	4,364,000,000
Other bond securities	268,000,000	134,000,000
Recurring Basis | CLO | Level 3
Assets:
Bonds available for sale	1,670,000,000	3,038,000,000
Other bond securities	11,000,000	149,000,000
Recurring Basis | CLO | Level 3 | Related Parties
Assets:
Bonds available for sale	0	862,000,000
Recurring Basis | ABS
Assets:
Bonds available for sale	10,387,000,000	8,060,000,000
Other bond securities	812,000,000	299,000,000
Recurring Basis | ABS | Level 1
Assets:
Bonds available for sale	0	0
Other bond securities	0	0
Recurring Basis | ABS | Level 2
Assets:
Bonds available for sale	792,000,000	660,000,000
Other bond securities	71,000,000	94,000,000
Recurring Basis | ABS | Level 3
Assets:
Bonds available for sale	9,595,000,000	7,400,000,000
Other bond securities	$ 741,000,000	$ 205,000,000